UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2015*

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31st.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2015

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 87.3%
Angola - 0.1%
Republic of Angola, 7%, 8/16/19		$2,492,000	$2,423,445

Argentina - 0.6%
Republic of Argentina, 7%, 4/17/17		$26,072,000	$25,860,527

Azerbaijan - 0.5%
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/23		$5,724,000	$4,939,343
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/30		18,099,000	16,958,763

			$21,898,106
Bahamas - 0.3%
Commonwealth of Bahamas, 5.75%, 1/16/24		$2,570,000	$2,743,475
Commonwealth of Bahamas, 6.95%, 11/20/29		8,253,000	9,676,643
Commonwealth of Bahamas, 6.625%, 5/15/33		844,000	919,960

			$13,340,078
Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$11,649,000	$12,114,960

Bermuda - 0.2%
Government of Bermuda, 4.138%, 1/03/23		$4,880,000	$4,905,010
Government of Bermuda, 4.854%, 2/06/24		4,604,000	4,822,690

			$9,727,700
Brazil - 2.2%
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 1/31/49 (n)		$8,813,000	$4,714,955
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)		4,655,000	3,788,006
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		7,864,000	5,180,410
Cimpor Financial Operations B.V., 5.75%, 7/17/24		2,144,000	1,412,360
Federative Republic of Brazil, 4.25%, 1/07/25		16,009,000	14,187,976
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		1,503,000	1,484,213
Minerva Luxembourg S.A., 7.75%, 1/31/23		10,570,000	10,437,875
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/22 (n)		5,423,031	1,776,043
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		5,865,185	1,961,904
Petrobras Global Finance B.V., 6.85%, 6/05/15		10,510,000	7,211,962
Petrobras Global Finance B.V., 4.375%, 5/20/23		5,930,000	4,321,488
Petrobras International Finance Co., 5.375%, 1/27/21		4,752,000	3,866,940
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		11,514,000	5,757,000
QGOG Constellation S.A., 6.25%, 11/09/19		4,125,000	2,062,500
TerraForm Global Operating LLC, 9.75%, 8/15/22 (n)		9,320,000	8,341,400
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		6,269,000	5,602,919
Tupy Overseas S.A., 6.625%, 7/17/24		5,987,000	5,350,881
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		5,395,000	3,425,825
Votorantim Cimentos S.A., 7.25%, 4/05/41		3,709,000	3,107,400

			$93,992,057
Bulgaria - 0.4%
Republic of Bulgaria, 3.125%, 3/26/35	EUR	18,221,000	$18,305,555

Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		$9,676,000	$7,547,280
First Quantum Minerals Ltd., 7.25%, 10/15/19		262,000	204,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Canada - continued
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		$5,894,000	$4,298,936

			$12,050,576
Chile - 3.7%
AES Gener S.A., 8.375% to 6/18/2019, FRN to 12/18/73		$3,324,000	$3,440,340
AES Gener S.A., 5%, 7/14/25 (z)		11,048,000	11,116,685
AES Gener S.A., 8.375% to 6/18/2019, FRN to 12/18/73 (n)		6,344,000	6,566,040
Cencosud S.A., 4.875%, 1/20/23 (n)		2,730,000	2,699,167
Cencosud S.A., 4.875%, 1/20/23		6,871,000	6,793,399
Cencosud S.A., 5.15%, 2/12/25 (n)		8,888,000	8,711,378
E.CL S.A., 5.625%, 1/15/21		8,440,000	9,283,654
E.CL S.A., 4.5%, 1/29/25 (n)		9,672,000	9,662,019
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)		4,313,000	4,534,110
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		5,205,000	4,884,877
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		7,197,000	7,344,906
Empresa Nacional del Petroleo, 6.25%, 7/08/19		5,192,000	5,682,182
Empresa Nacional del Petroleo, 5.25%, 8/10/20		5,314,000	5,687,181
Empresa Nacional del Petroleo, 4.75%, 12/06/21		2,601,000	2,706,307
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		13,235,000	13,255,885
Empresa Nacional del Petroleo, 4.375%, 10/30/24		3,233,000	3,238,102
GNL Quintero S.A., 4.634%, 7/31/29 (n)		15,850,000	15,776,725
Republic of Chile, 1.875%, 5/27/30	EUR	7,762,000	8,152,242
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		$5,205,000	5,270,760
Transelec S.A., 4.625%, 7/26/23 (n)		7,696,000	7,854,815
Transelec S.A., 4.25%, 1/14/25 (n)		6,429,000	6,454,716
VTR Finance B.V., 6.875%, 1/15/24		3,661,000	3,542,018
VTR Finance B.V., 6.875%, 1/15/24 (n)		9,623,000	9,310,253

			$161,967,761
China - 3.0%
Avi Funding Co. Ltd., 3.8%, 9/16/25 (z)		$12,108,000	$12,241,370
Baidu, Inc., 4.125%, 6/30/25		11,601,000	11,643,297
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25		12,745,000	12,368,105
CNPC General Capital Ltd., 3.95%, 4/19/22 (n)		11,347,000	11,618,602
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		6,213,000	6,071,909
Export-Import Bank of China, 3.625%, 7/31/24 (n)		5,655,000	5,806,017
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23		9,447,000	9,091,160
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		7,753,000	7,976,488
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/23		2,604,000	2,725,287
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		7,722,000	8,088,216
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)		4,655,000	4,609,409
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		8,292,000	8,815,623
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/44 (n)		9,632,000	10,414,677
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		10,876,000	10,804,566
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/25 (n)		6,499,000	6,613,974

			$128,888,700
Colombia - 1.9%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)		$13,112,000	$11,718,850
Ecopetrol S.A., 5.375%, 6/26/26		7,237,000	6,753,018
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		3,696,000	3,853,080
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/21		6,904,000	7,197,420
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		6,508,000	5,727,040
Millicom International Cellular S.A., 4.75%, 5/22/20		300,000	264,000
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		10,980,000	9,607,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Colombia - continued
Oleoducto Central S.A., 4%, 5/07/21		$8,324,000	$8,115,900
Oleoducto Central S.A., 4%, 5/07/21 (n)		3,874,000	3,777,150
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)		4,105,000	1,683,050
Pacific Exploration and Production Corp., 7.25%, 12/12/21		1,111,000	455,510
Pacific Exploration and Production Corp., 5.125%, 3/28/23 (n)		4,629,000	1,689,585
Pacific Exploration and Production Corp., 5.125%, 3/28/23		2,292,000	836,580
Pacific Exploration and Production Corp., 5.625%, 1/19/25 (n)		10,752,000	4,032,000
Republic of Colombia, 4.5%, 1/28/26		11,727,000	11,609,730
Republic of Colombia, 5%, 6/15/45		8,596,000	7,628,950

			$84,949,363
Cote d’Ivoire - 1.1%
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)		$13,379,000	$11,974,205
Republic of Cote d’Ivoire, 6.375%, 3/03/28 (n)		13,391,000	12,336,459
Republic of Cote d’Ivoire, 5.75%, 12/31/32		26,516,000	23,599,240

			$47,909,904
Croatia - 1.3%
Hrvatska Elektroprivreda, 5.875%, 10/23/22 (z)		$11,048,000	$11,132,517
Republic of Croatia, 6.625%, 7/14/20		7,956,000	8,646,979
Republic of Croatia, 6.375%, 3/24/21		6,032,000	6,491,940
Republic of Croatia, 5.5%, 4/04/23 (n)		8,674,000	8,934,220
Republic of Croatia, 6%, 1/26/24 (n)		7,780,000	8,237,075
Republic of Croatia, 3%, 3/11/25	EUR	11,872,000	11,899,677

			$55,342,408
Dominican Republic - 2.9%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$14,335,000	$14,271,854
Dominican Republic, 7.5%, 5/06/21		17,758,000	19,311,825
Dominican Republic, 6.6%, 1/28/24 (n)		9,406,000	9,993,875
Dominican Republic, 5.875%, 4/18/24 (n)		18,793,000	19,121,878
Dominican Republic, 5.875%, 4/18/24		3,332,000	3,390,310
Dominican Republic, 5.5%, 1/27/25 (n)		14,856,000	14,670,300
Dominican Republic, 8.625%, 4/20/27		19,187,000	22,640,660
Dominican Republic, 7.45%, 4/30/44 (n)		11,605,000	12,243,275
Dominican Republic, 6.85%, 1/27/45 (n)		12,435,000	12,403,913

			$128,047,890
Ecuador - 0.2%
Republic of Ecuador, 10.5%, 3/24/20 (n)		$10,038,000	$8,331,540

El Salvador - 0.2%
Republic of El Salvador, 7.375%, 12/01/19 (n)		$1,516,000	$1,552,005
Republic of El Salvador, 7.375%, 12/01/19		500,000	511,875
Republic of El Salvador, 6.375%, 1/18/27 (n)		7,301,000	6,516,143

			$8,580,023
Ethiopia - 0.2%
Federal Republic of Ethiopia, 6.625%, 12/11/24 (n)		$12,019,000	$11,147,623

Gabon - 0.3%
Gabonese Republic, 6.375%, 12/12/24		$4,364,000	$3,753,040
Gabonese Republic, 6.375%, 12/12/24 (n)		5,668,000	4,874,480
Gabonese Republic, 6.95%, 6/16/25 (n)		6,372,000	5,566,898

			$14,194,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Guatemala - 1.0%
Cementos Progreso Trust Co., 7.125%, 11/06/23	$735,000	$762,563
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)	8,835,000	9,166,313
Central American Bottling Corp., 6.75%, 2/09/22 (n)	13,236,000	13,831,620
Comcel Trust, 6.875%, 2/06/24 (n)	11,501,000	9,172,048
Industrial Senior Trust Co., 5.5%, 11/01/22 (n)	10,973,000	10,000,518
Republic of Guatemala, 4.875%, 2/13/28 (n)	2,715,000	2,647,125
Republic of Guatemala, 4.875%, 2/13/28	500,000	487,500

		$46,067,687
Honduras - 0.5%
Republic of Honduras, 8.75%, 12/16/20	$2,969,000	$3,314,146
Republic of Honduras, 8.75%, 12/16/20 (n)	6,277,000	7,006,701
Republic of Honduras, 7.5%, 3/15/24	10,418,000	11,017,035

		$21,337,882
Hungary - 4.3%
Hungarian Development Bank, 6.25%, 10/21/20	$4,000,000	$4,455,400
Hungarian Development Bank, 6.25%, 10/21/20 (n)	12,485,000	13,906,417
Hungarian Export-Import Bank PLC, 4%, 1/30/20	5,448,000	5,543,340
Magyar Export-Import Bank PLC, 5.5%, 2/12/18 (n)	2,040,000	2,164,950
Magyar Export-Import Bank PLC, 5.5%, 2/12/18	8,591,000	9,117,199
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)	12,295,000	12,510,163
Republic of Hungary, 6.375%, 3/29/21	24,512,000	28,186,349
Republic of Hungary, 5.375%, 2/21/23	38,794,000	42,678,055
Republic of Hungary, 5.75%, 11/22/23	25,254,000	28,442,318
Republic of Hungary, 5.375%, 3/25/24	27,716,000	30,626,180
Republic of Hungary, 7.625%, 3/29/41	8,524,000	11,623,667

		$189,254,038
Iceland - 0.5%
Republic of Iceland, 5.875%, 5/11/22 (n)	$6,101,000	$6,971,454
Republic of Iceland, 5.875%, 5/11/22	11,679,000	13,345,290

		$20,316,744
India - 1.6%
Bharti Airtel Ltd., 4.375%, 6/10/25 (z)	$16,827,000	$16,929,897
Export-Import Bank of India, 4%, 1/14/23	6,571,000	6,701,277
Greenko Dutch B.V., 8%, 8/01/19 (n)	12,331,000	13,064,695
ONGC Videsh Ltd., 3.75%, 5/07/23	22,586,000	22,232,755
Reliance Industries Ltd., 4.125%, 1/28/25 (n)	6,424,000	6,442,122
Reliance Industries Ltd., 4.875%, 2/10/45 (n)	4,894,000	4,520,911

		$69,891,657
Indonesia - 7.2%
Listrindo Capital B.V., 6.95%, 2/21/19 (n)	$4,786,000	$4,953,869
Listrindo Capital B.V., 6.95%, 2/21/19	5,991,000	6,201,134
Pertamina PT, 6%, 5/03/42	23,543,000	20,423,553
Pertamina PT, 5.625%, 5/20/43 (n)	8,274,000	6,879,831
Pertamina PT, 5.625%, 5/20/43	3,467,000	2,882,811
Pertamina PT, 6.45%, 5/30/44 (n)	4,692,000	4,345,984
Pertamina PT, 6.45%, 5/30/44	10,734,000	9,942,410
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)	6,476,000	6,281,720
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	8,737,000	8,652,898
PT Perusahaan Listrik Negara, 5.25%, 10/24/42	8,707,000	7,161,508
Republic of Indonesia, 5.875%, 3/13/20 (n)	1,081,000	1,199,404
Republic of Indonesia, 5.875%, 3/13/20	19,664,000	21,817,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - continued
Republic of Indonesia, 4.875%, 5/05/21 (n)		$35,749,000	$37,558,185
Republic of Indonesia, 4.875%, 5/05/21		10,466,000	10,995,663
Republic of Indonesia, 3.75%, 4/25/22 (n)		10,397,000	10,293,487
Republic of Indonesia, 3.75%, 4/25/22		15,559,000	15,404,095
Republic of Indonesia, 3.375%, 4/15/23 (n)		362,000	344,920
Republic of Indonesia, 3.375%, 4/15/23		20,702,000	19,725,238
Republic of Indonesia, 5.375%, 10/17/23 (n)		26,089,000	27,958,590
Republic of Indonesia, 5.375%, 10/17/23		380,000	407,232
Republic of Indonesia, 5.875%, 1/15/24 (n)		7,068,000	7,803,871
Republic of Indonesia, 5.875%, 1/15/24		12,111,000	13,371,913
Republic of Indonesia, 4.125%, 1/15/25 (n)		13,350,000	13,042,069
Republic of Indonesia, 4.125%, 1/15/25		17,059,000	16,665,517
Republic of Indonesia, 3.375%, 7/30/25 (n)	EUR	9,448,000	10,008,721
Republic of Indonesia, 8.5%, 10/12/35		$3,963,000	5,196,286
Republic of Indonesia, 4.625%, 4/15/43		6,092,000	5,507,454
Republic of Indonesia, 6.75%, 1/15/44 (n)		10,335,000	11,695,995
Republic of Indonesia, 5.125%, 1/15/45 (n)		8,837,000	8,286,853

			$315,009,048
Israel - 0.3%
B Communications Ltd., 7.375%, 2/15/21 (n)		$4,316,000	$4,682,860
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		8,639,000	8,758,218

			$13,441,078
Jamaica - 1.3%
Digicel Group Ltd., 8.25%, 9/30/20 (n)		$3,022,000	$2,674,470
Digicel Group Ltd., 8.25%, 9/30/20		3,610,000	3,194,850
Digicel Group Ltd., 6%, 4/15/21 (n)		2,138,000	1,924,200
Digicel Group Ltd., 6.75%, 3/01/23		3,840,000	3,456,000
Digicel Group Ltd., 6.75%, 3/01/23 (n)		2,653,000	2,387,700
Government of Jamaica, 7.875%, 7/28/45		24,552,000	24,797,520
Government of Jamaica, 6.75%, 4/28/28		16,456,000	16,743,980

			$55,178,720
Kazakhstan - 3.3%
Development Bank of Kazakhstan, 4.125%, 12/10/22 (n)		$27,904,000	$24,415,330
Development Bank of Kazakhstan, 4.125%, 12/10/22		40,088,000	35,076,038
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		6,039,000	6,161,688
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		8,752,000	8,935,792
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42		8,269,000	6,815,806
KazMunayGas National Co., 4.4%, 4/30/23		9,993,000	8,793,840
KazMunayGas National Co., 4.875%, 5/07/25		6,998,000	6,158,240
Republic of Kazakhstan, 3.875%, 10/14/24		6,056,000	5,665,412
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		28,256,000	28,101,298
Republic of Kazakhstan, 6.5%, 7/21/45 (n)		14,841,000	14,480,364

			$144,603,808
Latvia - 0.1%
Republic of Latvia, 5.25%, 6/16/21		$2,361,000	$2,688,589

Lithuania - 0.4%
Republic of Lithuania, 6.125%, 3/09/21 (n)		$10,274,000	$12,026,744
Republic of Lithuania, 6.625%, 2/01/22 (n)		4,942,000	6,004,530
Republic of Lithuania, 6.625%, 2/01/22		800,000	972,000

			$19,003,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Malaysia - 0.2%
Petronas Capital Ltd., 3.5%, 3/18/25 (n)		$10,868,000	$10,517,094

Mexico - 14.2%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		$15,113,000	$14,754,066
Banco Nacional Comercio Exterior S.N.C., 4.375%, 10/14/25 (z)		10,907,000	10,961,535
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		4,932,000	5,466,875
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		7,251,000	8,135,622
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22		12,865,000	14,434,530
Comision Federal de Electricidad, 4.875%, 1/15/24		7,545,000	7,714,763
Comision Federal de Electricidad, 6.125%, 6/16/45 (n)		21,035,000	20,351,363
Comision Federal de Electricidad, 4.875%, 5/26/21 (n)		7,146,000	7,494,368
Comision Federal de Electricidad, 4.875%, 5/26/21		2,200,000	2,307,250
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)		9,639,000	9,855,878
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		5,736,000	5,384,670
Comision Federal de Electricidad, 5.75%, 2/14/42		11,998,000	11,263,123
Comision Federal de Electricidad, 6.125%, 6/16/45		11,141,000	10,778,918
Controladora Mabe S.A. de C.V., 7.875%, 10/28/19		8,455,000	9,220,178
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		11,554,000	11,294,035
Elementia S.A. de C.V., 5.5%, 1/15/25		3,544,000	3,464,260
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		11,858,000	3,290,595
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		17,660,000	4,944,800
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		9,998,000	10,572,885
Gruma S.A.B. de C.V., 4.875%, 12/01/24		2,044,000	2,161,530
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		10,337,000	10,802,165
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		2,561,000	2,676,245
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22 (n)		7,032,000	6,715,560
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22		5,749,000	5,490,295
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)		14,203,000	13,634,880
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (n)		7,475,000	7,287,004
JB Y Co. S.A. de C.V., 3.75%, 5/13/25		2,905,000	2,831,939
Metalsa S.A. de C.V., 4.9%, 4/24/23		9,650,000	8,516,125
Mexichem S.A.B. de C.V., 6.75%, 9/19/42		8,545,000	8,577,044
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		9,052,000	8,090,225
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		13,274,000	13,473,110
Pemex Project Funding Master Trust, 6.625%, 6/15/35		8,173,000	8,040,189
Petroleos Mexicanos, 5.5%, 1/21/21		4,510,000	4,814,425
Petroleos Mexicanos, 3.5%, 1/30/23		10,067,000	9,347,210
Petroleos Mexicanos, 4.875%, 1/18/24		8,142,000	8,135,486
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		7,867,000	7,485,451
Petroleos Mexicanos, 4.25%, 1/15/25		4,737,000	4,507,256
Petroleos Mexicanos, 5.5%, 6/27/44		8,000,000	6,817,600
Petroleos Mexicanos, 5.5%, 6/27/44 (n)		11,665,000	9,940,913
Petroleos Mexicanos, 6.375%, 1/23/45		6,063,000	5,744,693
Petroleos Mexicanos, 5.625%, 1/23/46 (n)		13,059,000	11,260,776
Petroleos Mexicanos, 5.625%, 1/23/46		4,171,000	3,596,653
Petroleos Mexicanos, FRN, 2.335%, 7/18/18		12,181,000	12,211,453
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	302,510,000	17,895,447
Southern Copper Corp., 6.75%, 4/16/40		$3,608,000	3,442,245
Southern Copper Corp., 5.875%, 4/23/45		12,056,000	10,538,849
United Mexican States, 3.625%, 3/15/22		104,024,000	106,520,576
United Mexican States, 4%, 10/02/23		75,512,000	77,928,384
United Mexican States, 3.6%, 1/30/25		33,722,000	33,553,390
United Mexican States, 6.05%, 1/11/40		4,548,000	5,139,240
United Mexican States, 4.6%, 1/23/46		2,084,000	1,932,910
United Mexican States, 5.75%, 10/12/10		2,627,000	2,567,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
United Mexican States, 4%, 3/15/15	EUR	6,691,000	$6,622,720

			$619,989,595
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (n)		$8,930,000	$8,909,595

Morocco - 0.7%
Office Cherifien des Phosphates, 4.5%, 10/22/25 (n)		$18,324,000	$17,571,800
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		13,620,000	14,164,800

			$31,736,600
Namibia - 0.3%
Republic of Namibia, 5.25%, 10/29/25 (z)		$11,555,000	$11,439,450

Nigeria - 0.2%
Afren PLC, 15%, 4/25/16 (a)(d)(p)		$11,045,950	$7,705,990
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		8,067,000	141,173
Afren PLC, 10.25%, 4/08/19 (a)(d)		400,000	7,000
Afren PLC, 6.625%, 12/09/20 (a)(d)(n)		3,859,000	67,533

			$7,921,696
Pakistan - 0.4%
Islamic Republic of Pakistan, 8.25%, 9/30/25 (z)		$15,348,000	$16,388,349

Panama - 1.5%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (z)		$11,129,000	$11,258,364
Panama Canal Railway Co., 7%, 11/01/26 (n)		1,009,695	999,598
Panama Canal Railway Co., 7%, 11/01/26		4,763,003	4,715,373
Republic of Panama, 5.2%, 1/30/20		6,328,000	6,929,160
Republic of Panama, 4%, 9/22/24		7,748,000	7,825,480
Republic of Panama, 3.75%, 3/16/25		9,352,000	9,258,480
Republic of Panama, 7.125%, 1/29/26		3,573,000	4,528,778
Republic of Panama, 8.875%, 9/30/27		5,232,000	7,390,200
Republic of Panama, 9.375%, 4/01/29		5,304,000	7,803,510
Republic of Panama, 6.7%, 1/26/36		3,005,000	3,718,688

			$64,427,631
Paraguay - 0.9%
Republic of Paraguay, 4.625%, 1/25/23 (n)		$5,339,000	$5,392,390
Republic of Paraguay, 4.625%, 1/25/23		8,559,000	8,644,590
Republic of Paraguay, 6.1%, 8/11/44 (n)		12,244,000	12,427,660
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		11,819,000	10,696,195
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		1,977,000	1,789,185

			$38,950,020
Peru - 3.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$7,525,000	$8,051,750
Banco de Credito del Peru, FRN, 6.125%, 4/24/27		1,580,000	1,690,600
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25 (n)		8,407,000	8,543,614
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)		7,681,000	7,962,893
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		7,278,000	7,287,098
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		4,198,000	4,638,790
Corporacion Lindley S.A., 6.75%, 11/23/21		4,902,000	5,416,710
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		7,079,000	7,047,145
El Fondo Mivivienda S.A., 3.5%, 1/31/23 (n)		5,728,000	5,448,760

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Peru - continued
El Fondo Mivivienda S.A., 3.5%, 1/31/23		$7,569,000	$7,200,011
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/23		3,396,000	3,340,815
IIRSA Norte Finance Ltd., 8.75%, 5/30/24		2,361,477	2,752,301
IIRSA Norte Finance Ltd., 8.75%, 5/30/24 (n)		143,757	167,548
Inkia Energy Ltd., 8.375%, 4/04/21		11,710,000	11,973,475
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/34 (n)		10,700,000	10,780,250
Republic of Peru, 2.75%, 1/30/26	EUR	9,008,000	9,861,075
Republic of Peru, 4.125%, 8/25/27		$16,256,000	16,337,280
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		10,217,000	9,757,235
Transport de Gas Peru, 4.25%, 4/30/28 (n)		7,210,000	6,867,525
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		9,915,000	9,927,394
Union Andina de Cementos S.A.A., 5.875%, 10/30/21		2,548,000	2,551,185

			$147,603,454
Philippines - 2.0%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (n)		$1,347,000	$1,757,835
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		10,910,000	14,237,550
Republic of Philippines, 6.375%, 1/15/32		17,550,000	23,138,218
Republic of Philippines, 6.375%, 10/23/34		19,643,000	26,374,597
Republic of Philippines, 3.95%, 1/20/40		21,829,000	22,695,524

			$88,203,724
Poland - 0.5%
Eileme 2 AB, 11.625%, 1/31/20 (n)		$3,188,000	$3,443,359
PKO Finance AB, 4.63%, 9/26/22 (n)		4,575,000	4,785,450
Republic of Poland, 5.125%, 4/21/21		2,018,000	2,284,231
Republic of Poland, 5%, 3/23/22		9,156,000	10,312,861

			$20,825,901
Qatar - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 9/30/20		$1,967,550	$2,119,543
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.838%, 9/30/27		4,052,000	4,595,252
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.332%, 9/30/27		3,904,000	4,601,840

			$11,316,635
Romania - 0.5%
Republic of Romania, 6.75%, 2/07/22 (n)		$1,750,000	$2,086,000
Republic of Romania, 6.75%, 2/07/22		1,938,000	2,310,096
Republic of Romania, 4.375%, 8/22/23 (n)		2,720,000	2,862,202
Republic of Romania, 4.375%, 8/22/23		1,516,000	1,595,256
Republic of Romania, 3.875%, 10/29/35 (z)	EUR	9,413,000	10,558,029
Republic of Romania, 6.125%, 1/22/44 (n)		$3,526,000	4,172,873

			$23,584,456
Russia - 7.8%
EuroChem Global Investments Ltd., 5.125%, 12/12/17		$4,815,000	$4,844,853
Gaz Capital S.A., 4.95%, 7/19/22		20,943,000	20,209,995
Gaz Capital S.A., 4.95%, 2/06/28		12,777,000	11,278,769
Gaz Capital S.A., 7.288%, 8/16/37		8,569,000	8,592,136
Gazprom Neft, 4.375%, 9/19/22		3,401,000	3,019,068
Gazprom Neft, 6%, 11/27/23		3,531,000	3,399,294
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		8,992,000	8,339,001
LUKOIL International Finance B.V., 4.563%, 4/24/23		13,666,000	12,673,575
MMC Norilsk Nickel Group, 6.625%, 10/14/22		11,661,000	11,952,525
Mobile Telesystems International Funding Ltd., 5%, 5/30/23		2,823,000	2,607,746

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - continued
Mobile TeleSystems PJSC, 8.625%, 6/22/20		$6,082,000	$6,743,490
MTS International Funding Ltd., 5%, 5/30/23 (n)		5,944,000	5,490,770
OJSC PhosAgro, 4.204%, 2/13/18		3,076,000	3,063,696
Rosneft, 4.199%, 3/06/22		7,816,000	6,975,530
Russian Federation, 5%, 4/29/20 (n)		18,900,000	19,868,625
Russian Federation, 5%, 4/29/20		17,100,000	17,976,375
Russian Federation, 4.5%, 4/04/22		74,400,000	76,074,000
Russian Federation, 7%, 1/25/23	RUB	312,470,000	4,180,918
Russian Federation, 7%, 8/16/23	RUB	313,778,000	4,169,420
Russian Federation, 4.875%, 9/16/23 (n)		$13,800,000	14,265,060
Russian Federation, 4.875%, 9/16/23		73,600,000	76,080,320
Russian Federation, 5.875%, 9/16/43 (n)		4,000,000	4,106,000
Russian Federation, 5.875%, 9/16/43		1,000,000	1,026,500
VimpelCom Ltd., 7.504%, 3/01/22		10,460,000	11,009,150

			$337,946,816
Serbia - 0.7%
Republic of Serbia, 6.75%, 11/01/24		$28,658,895	$29,246,402

Slovenia - 0.8%
Republic of Slovenia, 5.85%, 5/10/23		$11,710,000	$13,539,688
Republic of Slovenia, 5.25%, 2/18/24		17,774,000	19,906,880

			$33,446,568
South Africa - 1.0%
Eskom Holdings SOC Ltd., 6.75%, 8/06/23		$3,648,000	$3,387,168
Eskom Holdings SOC Ltd., 7.125%, 2/11/25 (n)		8,405,000	7,795,638
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)		7,035,000	6,891,908
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/20 (n)		11,246,000	10,278,844
Republic of South Africa, 6.875%, 5/27/19		4,045,000	4,510,175
Republic of South Africa, 5.875%, 9/16/25		5,947,000	6,462,902
Republic of South Africa, 3.75%, 7/24/26	EUR	4,571,000	4,946,470

			$44,273,105
Sri Lanka - 1.1%
National Savings Bank, 5.15%, 9/10/19		$4,565,000	$4,382,400
Republic of Sri Lanka, 6.25%, 10/04/20 (n)		2,377,000	2,386,508
Republic of Sri Lanka, 6.25%, 10/04/20		6,522,000	6,548,088
Republic of Sri Lanka, 6.25%, 7/27/21		4,068,000	4,035,550
Republic of Sri Lanka, 5.875%, 7/25/22		9,036,000	8,697,150
Republic of Sri Lanka, 6.125%, 6/03/25		10,517,000	9,927,859
Republic of Sri Lanka, 6.85%, 11/03/25 (z)		11,526,000	11,396,333

			$47,373,888
Trinidad & Tobago - 0.9%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		$15,294,000	$15,217,530
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19		11,237,000	12,023,590
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22		12,410,417	11,858,153

			$39,099,273
Turkey - 5.3%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22		$4,812,000	$4,202,464
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)		14,213,000	14,192,448
Export Credit Bank of Turkey A.S., 5%, 9/23/21		10,659,000	10,643,587
Republic of Turkey, 7.5%, 11/07/19		15,075,000	17,267,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Turkey - continued
Republic of Turkey, 7%, 6/05/20		$22,209,000	$25,161,687
Republic of Turkey, 5.625%, 3/30/21		24,496,000	26,333,200
Republic of Turkey, 5.125%, 3/25/22		18,607,000	19,461,099
Republic of Turkey, 6.25%, 9/26/22		11,262,000	12,500,820
Republic of Turkey, 3.25%, 3/23/23		10,925,000	10,156,099
Republic of Turkey, 10.4%, 3/20/24	TRY	19,725,000	7,022,896
Republic of Turkey, 5.75%, 3/22/24		$19,799,000	21,358,171
Republic of Turkey, 7.375%, 2/05/25		22,858,000	27,339,768
Republic of Turkey, 4.25%, 4/14/26		10,119,000	9,714,240
Republic of Turkey, 6%, 1/14/41		10,851,000	11,406,571
Turk Eximbank, 5.875%, 4/24/19		6,243,000	6,537,295
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		10,073,000	9,767,264

			$233,065,268
Ukraine - 0.5%
Government of Ukraine, 9.25%, 7/24/17		$9,068,000	$6,911,138
Government of Ukraine, 7.95%, 2/23/21		6,040,000	4,665,212
Government of Ukraine, 7.8%, 11/28/22		11,917,000	8,925,866

			$20,502,216
United Arab Emirates - 0.1%
Topaz Marine S.A., 8.625%, 11/01/18 (n)		$7,132,000	$6,476,141

Uruguay - 0.9%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		$12,962,000	$10,904,283
Oriental Republic of Uruguay, 4.5%, 8/14/24		7,727,449	8,036,547
Oriental Republic of Uruguay, 4.375%, 10/27/27		18,289,026	18,151,858
Oriental Republic of Uruguay, 5.1%, 6/18/50		1,343,000	1,205,343

			$38,298,031
Venezuela - 2.3%
Republic of Venezuela, 7.75%, 10/13/19		$27,444,000	$10,840,380
Republic of Venezuela, 9%, 5/07/23		5,083,000	1,995,078
Republic of Venezuela, 8.25%, 10/13/24		17,002,000	6,460,760
Republic of Venezuela, 7.65%, 4/21/25		20,953,000	7,909,758
Republic of Venezuela, 11.75%, 10/21/26		15,040,000	6,655,200
Republic of Venezuela, 9.25%, 9/15/27		57,765,000	25,272,188
Republic of Venezuela, 11.95%, 8/05/31		22,400,100	10,080,045
Republic of Venezuela, 7%, 3/31/38		79,784,000	29,719,540

			$98,932,949
Vietnam - 0.4%
Socialist Republic of Vietnam, 6.75%, 1/29/20		$5,555,000	$6,153,740
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		10,393,000	10,201,925

			$16,355,665
Zambia - 0.0%
Republic of Zambia, 8.5%, 4/14/24		$831,000	$700,957
Total Bonds			$3,803,396,638

Loans - 0.1%
Brazil - 0.1%
State of Santa Catarina, 4%, 12/27/22		4,167,676	$3,607,124

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Par Amount of Contracts		Value ($)
Call Options Purchased - 0.0%
CLP Currency - November 2015 @ $0.0015	CLP	30,236,790,000	$60,474
Issuer	Shares/Par
Money Market Funds - 11.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)		501,298,882	$501,298,882
Total Investments			$4,308,363,118

Other Assets, Less Liabilities - 1.1%			47,051,352
Net Assets - 100.0%			$4,355,414,470

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,356,296,995 representing 31.1% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AES Gener S.A., 5%, 7/14/25	7/09/15	$11,004,260	$11,116,685
Autoridad del Canal de Panama, 4.95%, 7/29/35	9/24/15-9/25/15	10,955,225	11,258,364
Avi Funding Co. Ltd., 3.8%, 9/16/25	9/09/15	12,065,587	12,241,370
Banco Nacional Comercio Exterior S.N.C., 4.375%, 10/14/25	10/06/15	10,876,473	10,961,535
Bharti Airtel Ltd., 4.375%, 6/10/25	6/03/15	16,713,590	16,929,897
Hrvatska Elektroprivreda, 5.875%, 10/23/22	10/19/15-10/20/15	10,992,828	11,132,517
Islamic Republic of Pakistan, 8.25%, 9/30/25	9/24/15-9/30/15	15,400,312	16,388,349
Republic of Namibia, 5.25%, 10/29/25	10/22/15	11,444,488	11,439,450
Republic of Romania, 3.875%, 10/29/35	10/21/15	10,593,626	10,558,029
Republic of Sri Lanka, 6.85%, 11/03/25	10/27/15	11,526,000	11,396,333
Total Restricted Securities			$123,422,529
% of Net assets			2.8%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/15

Forward Foreign Currency Exchange Contracts at 10/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	COP	Merrill Lynch International	12,673,302,000	11/23/15	$4,321,672	$4,364,615	$42,943
BUY	COP	Morgan Stanley Capital Services, Inc.	26,559,079,000	11/17/15	9,103,057	9,153,328	50,271
SELL	EUR	Deutsche Bank AG	61,828,995	1/15/16	69,667,750	68,083,650	1,584,100
SELL	EUR	Goldman Sachs International	5,847,612	1/15/16	6,448,935	6,439,159	9,776
SELL	EUR	Merrill Lynch International	24,096,230	1/15/16	26,951,590	26,533,817	417,773
BUY	IDR	Barclays Bank PLC	989,931,000	11/06/15	66,438	72,274	5,836
BUY	INR	Barclays Bank PLC	439,539,000	11/06/15	6,631,548	6,722,689	91,141
BUY	INR	JPMorgan Chase Bank N.A.	348,744,000	11/06/15	5,329,730	5,333,992	4,262
SELL	INR	JPMorgan Chase Bank N.A.	740,514,000	11/06/15	11,376,770	11,326,060	50,710
BUY	MXN	Goldman Sachs International	157,392,996	1/15/16	9,413,936	9,479,908	65,972
SELL	PLN	Morgan Stanley Capital Services, Inc.	1,467,000	1/15/16	388,095	378,889	9,206
BUY	THB	JPMorgan Chase Bank N.A.	165,057,000	11/12/15	4,578,558	4,639,126	60,568
BUY	TRY	JPMorgan Chase Bank N.A.	657,000	1/15/16	215,212	220,620	5,408

							$2,397,966

Liability Derivatives
BUY	CLP	Morgan Stanley Capital Services, Inc.	4,437,701,000	11/20/15	$6,524,975	$6,406,438	$(118,537)
BUY	EUR	Goldman Sachs International	467,087	1/15/16	532,421	514,338	(18,083)
BUY	EUR	Morgan Stanley Capital Services, Inc.	672,336	1/15/16	764,364	740,350	(24,014)
BUY	INR	Deutsche Bank AG	655,308,000	11/06/15	10,131,383	10,022,846	(108,537)
BUY	INR	JPMorgan Chase Bank N.A.	663,812,000	11/06/15	10,262,554	10,152,914	(109,640)
SELL	INR	Barclays Bank PLC	450,398,000	11/06/15	6,710,340	6,888,776	(178,436)
SELL	INR	JPMorgan Chase Bank N.A.	492,071,000	11/06/15	7,436,380	7,526,159	(89,779)
BUY	MXN	Goldman Sachs International	102,504,000	1/15/16	6,207,943	6,173,899	(34,044)
BUY	MXN	Morgan Stanley Capital Services, Inc.	112,034,215	1/15/16	6,748,909	6,747,912	(997)
SELL	MXN	Goldman Sachs International	18,109,000	1/15/16	1,080,145	1,090,720	(10,575)
SELL	MXN	JPMorgan Chase Bank N.A.	32,563,000	1/15/16	1,942,447	1,961,296	(18,849)
SELL	MXN	Morgan Stanley Capital Services, Inc.	51,320,000	11/09/15	3,081,622	3,105,846	(24,224)
BUY	PHP	JPMorgan Chase Bank N.A.	411,256,000	11/20/15	8,813,888	8,775,159	(38,729)
BUY	RUB	HSBC Bank	67,433,000	11/06/15	1,073,090	1,055,387	(17,703)
BUY	RUB	Morgan Stanley Capital Services, Inc.	1,385,497,000	11/06/15-11/23/15	22,006,532	21,662,725	(343,807)
SELL	RUB	Barclays Bank PLC	450,000,000	11/06/15	6,971,340	7,042,907	(71,567)
SELL	RUB	JPMorgan Chase Bank N.A.	139,371,000	11/23/15	2,152,780	2,170,158	(17,378)
BUY	THB	JPMorgan Chase Bank N.A.	158,408,000	11/25/15	4,455,295	4,450,106	(5,189)
SELL	THB	JPMorgan Chase Bank N.A.	323,465,000	11/12/15-11/25/15	8,915,527	9,089,535	(174,008)
BUY	TRY	Deutsche Bank AG	10,219,000	1/15/16	3,475,106	3,431,530	(43,576)
BUY	TRY	Goldman Sachs International	4,116,000	1/15/16	1,402,261	1,382,149	(20,112)
BUY	TRY	JPMorgan Chase Bank N.A.	8,638,000	1/15/16	2,936,343	2,900,631	(35,712)
BUY	TRY	Morgan Stanley Capital Services, Inc.	2,169,000	1/15/16	739,100	728,347	(10,753)

							$(1,514,249)

At October 31, 2015, the fund had cash collateral of $750,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,963,683,827	$—	$2,963,683,827
Foreign Bonds	—	835,613,945	7,705,990	843,319,935
Purchased Currency Options	—	60,474	—	60,474
Mutual Funds	501,298,882	—	—	501,298,882
Total Investments	$501,298,882	$3,799,358,246	$7,705,990	$4,308,363,118

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$883,717	$—	$883,717

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Total
Balance as of 7/31/15	$7,981,403
Accretion/Amortization	166,005
Change in unrealized appreciation/(depreciation)	(845,497)
Acquisition	404,079
Balance as of 10/31/15	$7,705,990

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2015 is $(845,497). At October 31, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,412,521,713
Gross unrealized appreciation	128,783,617
Gross unrealized depreciation	(232,942,212)
Net unrealized appreciation (depreciation)	$(104,158,595)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	552,570,542	326,662,551	(377,934,211)	501,298,882

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$165,822	$501,298,882

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2015, are as follows:

Mexico	14.5%
United States	11.2%
Russia	7.8%
Indonesia	7.3%
Turkey	5.4%
Hungary	4.4%
Chile	3.8%
Peru	3.4%
Kazakhstan	3.4%
Other Countries	38.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2015

*	Print name and title of each signing officer under his or her signature.